Long-term investments (Summary of long-term investments) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions		1 Months Ended						12 Months Ended
		Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)		Dec. 31, 2015 USD ($)	Oct. 31, 2015 shares	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Cost-method Investments [Line Items]
Cost method investments				¥ 932,561				¥ 1,515,799			¥ 932,561
Equity method investments				1,577,719				602,662			1,577,719
Total long-term investments				2,510,280				2,118,461			2,510,280				$ 305,386
Purchase of long-term investments								168,741		$ 24,325	502,764			¥ 146,164
Investment In Convertible Note Converted To Shares | shares		62.5	62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares			$ 0.80
Loss on Investment In Convertible Note		¥ 84,177	$ 12,938
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")											324,680		$ 50,000
Cost-method Investments, Other than Temporary Impairment								142,125			6,119
Equity Method Investments [Member]
Schedule of Cost-method Investments [Line Items]
Impairment of non-financial assets								0			0			0
Cost-method Investments [Member]
Schedule of Cost-method Investments [Line Items]
Impairment of non-financial assets								142,125			6,119			¥ 0
Investment in 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[1]			1,572,066				594,593			1,572,066
Investment in Series A Guazi Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				348,602	[2]			629,508	[2]		¥ 348,602	[2]					$ 53,684
Number Of Series A Convertible And Redeemable Preference Shares Purchased To Allow Parent To Retain Ownership In Noncontrolling Interest | shares											38.8		38.8
Investee B [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments					[3]			286,672	[3]			[3]			$ 41,325
Investee C [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				218,979				233,931			218,979
Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				129,872				138,740			129,872
Investment in 58 Home Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[1]			64,936				69,370			64,936
Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				97,404	[4]				[4]		97,404	[4]					$ 15,000
Others [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[5]			72,768				157,578			72,768
Equity method investments				5,653				8,069			¥ 5,653
Purchase of long-term investments								96,402
Others [Member] | Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Purchase of long-term investments								30,000
Guazi Series B1 Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost Method Investments, Fair Value Disclosure		¥ 239,468														$ 37,063
58 Daojia Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Investment loss recorded				¥ 59,883		$ 9,288		¥ 923,156
58 Daojia Inc. [Member] | Ordinary shares [Member]
Schedule of Cost-method Investments [Line Items]
Number of ordinary shares in 58 Home business owned by 58 Home | shares							80.0
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued | shares							40.8
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued | shares							1.4

[1]	As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interest in 58 Home through its ownership of 80 million 58 Home Ordinary Shares and of approximately 1.4 million 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the year ended December 31, 2016, the Group recorded an investment loss of RMB923,156 in share of results of equity investees in the consolidated statements of comprehensive income/(loss). The Company’s investment in 58 Home Series A Preference Shares was accounted for as cost method investment as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[2]	As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324,680 (US$50,000) non-interest bearing Guazi Convertible Note. The investment in Guazi Series A Shares was measured at fair value of RMB348,602 (US$53,684) on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price. The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March, 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84,177 (US$12,938) which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi. The investment in Guazi Series B1 Shares was measured at fair value of RMB239,468 (US$37,063) on the date of conversion and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[3]	The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286,672 (US$41,325) on the date of investment and was subsequently accounted for under cost method. For the details, please refer to Note 7.
[4]	In 2015, the Group acquired shares of investee E for cash consideration of RMB97,404 (US$15,000). Investee E is mainly engaged in the business of operating a real estate internet portal. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. At December 31, 2016, the investment was impaired based on management analysis.
[5]	In 2016, the Group acquired shares of other companies for an aggregate cash consideration of RMB96,402. The cash consideration paid for each of these investments was no more than RMB30,000. These investments are accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. During 2016, other cost method investment amounted to RMB38,352 was fully impaired because the operation metrics were not performing to the expectations.